Warrants Outstanding - Schedule of Warrant Outstanding (Details)	6 Months Ended
Jun. 30, 2020 $ / shares shares
Warrants outstanding	329,542
Warrants exercisable	329,542
Exercise Price One [Member]
Warrants exercise price | $ / shares	$ 150.00
Warrants outstanding	40,000
Warrants weighted average remaining contractual life (Years)	7 days
Warrants exercisable	40,000
Exercise Price Two [Member]
Warrants exercise price | $ / shares	$ 102.88
Warrants outstanding	3,902
Warrants weighted average remaining contractual life (Years)	11 days
Warrants exercisable	3,902
Exercise Price Three [Member]
Warrants exercise price | $ / shares	$ 37.50
Warrants outstanding	200,000
Warrants weighted average remaining contractual life (Years)	2 years 3 months 8 days
Warrants exercisable	200,000
Exercise Price Four [Member]
Warrants exercise price | $ / shares	$ 102.88
Warrants outstanding	48,975
Warrants weighted average remaining contractual life (Years)	5 months 1 day
Warrants exercisable	48,975
Exercise Price Five [Member]
Warrants exercise price | $ / shares	$ 2.20
Warrants outstanding	36,664
Warrants weighted average remaining contractual life (Years)	5 years
Warrants exercisable	36,664